Fresh Start Accounting - Net Reduction Long-Term Debt (Details) $ in Thousands	Sep. 01, 2019 USD ($)
Fresh-Start Adjustment [Line Items]
Net increase in Long-term Debt	$ 786,775
Takeback Loan Facility
Fresh-Start Adjustment [Line Items]
Long-term portion of Successor Takeback Term Loan	814,275
Predecessor DIP Facility
Fresh-Start Adjustment [Line Items]
Payment of Predecessor DIP Facility principal	$ (27,500)